Related Party Balanceand Transactions - Schedule of Related Party Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Directors and management fees	$ 170	$ 22
Amortization of shareholders' convertible loans discount and BCF	103	1,116	2,684
Interest on shareholders' convertible note and loans	$ 164	$ 270	$ 575